Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT1-0324
1.9885499.106
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 3.4%
BlueScope Steel Ltd.	563,315	8,600,871
Glencore PLC	13,983,042	73,983,685
IGO Ltd.	845,253	4,108,955
Pilbara Minerals Ltd.	3,547,524	8,080,080
Qantas Airways Ltd. (a)	1,062,230	3,829,727
Rio Tinto Ltd.	465,488	40,054,032
Whitehaven Coal Ltd.	1,049,023	5,734,746
TOTAL AUSTRALIA		144,392,096
Austria - 1.0%
Andritz AG	90,039	5,560,989
Erste Group Bank AG	443,217	19,183,334
OMV AG	176,490	7,879,170
Raiffeisen International Bank-Holding AG	169,163	3,531,975
Voestalpine AG	132,152	3,941,740
Wienerberger AG	131,769	4,482,839
TOTAL AUSTRIA		44,580,047
Belgium - 1.5%
Ageas	214,613	9,233,224
Anheuser-Busch InBev SA NV	842,525	52,116,573
Cofinimmo SA	46,128	3,364,911
TOTAL BELGIUM		64,714,708
Brazil - 0.2%
Yara International ASA	204,430	6,791,494
China - 0.6%
BOC Hong Kong (Holdings) Ltd.	4,507,000	10,802,355
ENN Energy Holdings Ltd.	950,400	7,074,637
Wilmar International Ltd.	3,773,300	9,239,637
TOTAL CHINA		27,116,629
Denmark - 0.4%
A.P. Moller - Maersk A/S Series B	9,125	16,824,669
Finland - 0.8%
Nokia Corp.	6,709,129	24,086,346
Stora Enso Oyj (R Shares)	768,304	9,810,067
TOTAL FINLAND		33,896,413
France - 11.3%
Alstom SA	348,283	4,391,993
Arkema SA	79,040	8,652,897
BNP Paribas SA	1,276,291	85,746,548
Bouygues SA	243,970	8,959,112
Carrefour SA	666,575	11,379,966
Compagnie de St.-Gobain	635,057	44,902,691
Compagnie Generale des Etablissements Michelin SCA Series B	895,400	29,729,679
Covivio	60,800	2,967,308
Credit Agricole SA	1,416,386	20,289,516
Dassault Aviation SA	27,369	5,190,883
Eiffage SA	94,607	9,925,632
Elis SA	256,786	5,666,726
Engie SA	2,199,058	35,124,398
Forvia (a)	207,606	3,602,097
Ipsen SA	48,342	5,590,022
Orange SA	2,301,496	27,369,233
Renault SA	237,303	8,993,819
Rexel SA	289,210	7,748,096
Societe Generale Series A	885,118	22,751,992
Sopra Steria Group	18,300	4,307,389
Teleperformance	80,430	12,660,000
TotalEnergies SE	1,182,614	76,722,760
Valeo SA	259,533	3,387,567
VINCI SA	327,199	41,332,544
TOTAL FRANCE		487,392,868
Germany - 12.6%
Bayer AG	1,231,907	38,332,775
Bayerische Motoren Werke AG (BMW)	429,399	44,680,286
Commerzbank AG	1,306,447	15,078,849
Continental AG	135,451	11,065,086
Daimler Truck Holding AG	650,196	23,370,698
Deutsche Bank AG	2,558,407	33,272,451
Deutsche Lufthansa AG (a)	750,785	6,286,521
Deutsche Telekom AG	4,207,544	103,286,062
DHL Group	1,180,898	56,816,267
E.ON SE	2,815,424	38,215,417
Evonik Industries AG	257,271	4,766,872
Fresenius Medical Care AG & Co. KGaA	250,193	9,669,861
Fresenius SE & Co. KGaA	515,586	14,553,902
HeidelbergCement AG	165,799	15,387,891
Infineon Technologies AG	720,322	26,260,719
K+S AG	240,088	3,389,885
Mercedes-Benz Group AG (Germany)	1,006,160	67,928,664
Merck KGaA	162,065	26,590,913
TUI AG (a)	566,700	3,941,617
TOTAL GERMANY		542,894,736
Hong Kong - 1.7%
CK Asset Holdings Ltd.	2,358,000	10,640,107
Henderson Land Development Co. Ltd.	1,638,930	4,270,433
Hongkong Land Holdings Ltd.	1,300,900	4,060,769
Jardine Matheson Holdings Ltd.	257,933	10,357,080
Link (REIT)	3,212,400	16,112,390
Sino Land Ltd.	4,198,731	4,385,844
Sun Hung Kai Properties Ltd.	1,889,500	17,635,447
Swire Pacific Ltd. (A Shares)	685,400	5,302,963
TOTAL HONG KONG		72,765,033
Israel - 0.9%
Bank Hapoalim BM (Reg.)	1,576,307	13,473,854
Bank Leumi le-Israel BM	1,909,631	14,584,969
Icl Group Ltd.	905,340	4,159,687
Israel Discount Bank Ltd. (Class A)	1,551,239	7,561,107
TOTAL ISRAEL		39,779,617
Italy - 3.7%
A2A SpA	1,963,702	3,905,859
Banco BPM SpA	1,900,113	10,287,795
BPER Banca	1,331,768	4,828,656
Buzzi SpA	118,384	4,032,593
Eni SpA	3,005,198	47,906,880
Leonardo SpA	507,566	8,888,873
Ryanair Holdings PLC sponsored ADR (a)	109,358	14,610,229
UniCredit SpA	2,237,871	65,551,833
TOTAL ITALY		160,012,718
Japan - 26.9%
AGC, Inc.	272,600	10,252,010
Aisin Seiki Co. Ltd.	229,100	8,553,474
Ana Holdings, Inc. (a)	201,200	4,446,153
Bridgestone Corp.	733,800	31,797,528
Brother Industries Ltd.	323,200	5,414,434
Canon, Inc.	1,271,100	35,015,174
Chubu Electric Power Co., Inc.	950,400	12,329,246
Dentsu Group, Inc.	288,000	7,643,888
Electric Power Development Co. Ltd.	217,900	3,660,179
FUJIFILM Holdings Corp.	519,900	32,953,825
Honda Motor Co. Ltd.	6,269,000	70,075,279
INPEX Corp.	1,286,600	17,488,062
Isuzu Motors Ltd.	779,800	10,640,329
Japan Post Holdings Co. Ltd.	2,517,200	24,096,359
JFE Holdings, Inc.	761,600	12,024,767
JGC Holdings Corp.	302,600	3,544,495
Kawasaki Kisen Kaisha Ltd.	314,400	15,318,763
Kobe Steel Ltd.	497,000	6,862,519
Lawson, Inc.	62,900	3,600,277
Marubeni Corp.	2,112,800	36,037,336
Mazda Motor Corp.	752,600	9,124,109
Medipal Holdings Corp.	262,800	4,194,548
Mitsubishi Chemical Holdings Corp.	1,794,300	10,819,168
Mitsubishi Corp.	5,407,600	93,199,702
Mitsui & Co. Ltd.	1,909,300	77,435,973
Mitsui OSK Lines Ltd.	454,100	16,311,498
Mizuho Financial Group, Inc.	2,387,900	43,368,010
NEC Corp.	342,100	22,354,430
NGK Insulators Ltd.	328,600	4,105,114
Nippon Express Holdings, Inc.	104,500	6,219,978
Nippon Steel & Sumitomo Metal Corp.	1,191,600	28,675,469
Nippon Yusen KK	639,700	22,044,614
Nissan Motor Co. Ltd.	2,963,720	11,635,054
Niterra Co. Ltd.	215,000	5,789,653
Obayashi Corp.	904,700	8,374,393
Ono Pharmaceutical Co. Ltd.	609,900	10,992,922
Otsuka Holdings Co. Ltd.	699,500	27,496,170
Panasonic Holdings Corp.	3,077,500	28,986,297
Renesas Electronics Corp. (a)	1,792,700	29,413,881
Ricoh Co. Ltd.	764,300	6,007,396
ROHM Co. Ltd.	439,100	7,578,531
Seiko Epson Corp.	410,400	5,990,777
Seven & i Holdings Co. Ltd.	1,000,400	39,510,627
Shionogi & Co. Ltd.	350,700	16,832,347
Sojitz Corp.	262,400	6,193,013
Stanley Electric Co. Ltd.	184,600	3,525,954
Subaru Corp.	771,600	15,392,890
Sumco Corp.	439,100	6,656,944
Sumitomo Corp.	1,533,700	35,271,807
Sumitomo Electric Industries Ltd.	995,500	13,231,800
Sumitomo Forestry Co. Ltd.	245,500	7,216,533
Sumitomo Metal Mining Co. Ltd.	342,700	9,471,775
Suzuki Motor Corp.	615,800	27,660,929
Takeda Pharmaceutical Co. Ltd.	1,984,100	58,313,650
Tokyo Gas Co. Ltd.	507,200	11,651,339
Toyota Motor Corp.	1,957,200	39,081,019
Toyota Tsusho Corp.	297,500	19,495,599
Yamaha Motor Co. Ltd.	1,317,300	12,450,795
Yokohama Rubber Co. Ltd.	167,900	3,973,805
TOTAL JAPAN		1,157,802,610
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	577,615	16,005,219
Netherlands - 4.9%
ABN AMRO Bank NV GDR (Bearer) (b)	542,944	8,015,136
EXOR NV	126,224	12,257,827
Heineken Holding NV	126,454	10,638,890
Koninklijke Ahold Delhaize NV	1,223,548	34,410,046
Shell PLC (London)	2,532,860	78,524,557
Signify NV (b)	159,678	4,823,164
Stellantis NV (Italy)	2,774,259	61,446,914
TOTAL NETHERLANDS		210,116,534
Norway - 0.2%
Norsk Hydro ASA	1,688,391	9,894,822
Singapore - 4.4%
City Developments Ltd.	638,300	2,897,110
DBS Group Holdings Ltd.	2,227,508	52,759,201
Oversea-Chinese Banking Corp. Ltd.	4,868,486	46,568,911
Singapore Airlines Ltd.	1,683,300	8,354,693
STMicroelectronics NV (Italy)	822,804	36,126,406
United Overseas Bank Ltd.	1,923,700	40,548,787
Venture Corp. Ltd.	340,448	3,391,739
TOTAL SINGAPORE		190,646,847
South Africa - 0.9%
Anglo American PLC (United Kingdom)	1,677,159	39,979,577
Spain - 4.2%
ACS Actividades de Construccion y Servicios SA rights (a)	109,795	50,310
Banco Bilbao Vizcaya Argentaria SA	4,073,983	38,130,204
Banco de Sabadell SA	7,057,003	9,197,563
Banco Santander SA (Spain)	20,295,598	81,569,223
Repsol SA	1,601,889	23,657,152
Telefonica SA	7,211,665	29,343,066
TOTAL SPAIN		181,947,518
Sweden - 1.0%
Boliden AB	343,007	9,128,374
Ericsson (B Shares)	3,865,194	21,426,622
Securitas AB (B Shares)	630,543	6,140,836
SSAB AB (B Shares) (c)	1,070,884	8,211,725
TOTAL SWEDEN		44,907,557
Switzerland - 0.4%
Avolta AG (a)	135,930	5,193,184
Swatch Group AG (Bearer)	49,619	11,648,506
TOTAL SWITZERLAND		16,841,690
United Kingdom - 10.4%
3i Group PLC	1,220,418	38,205,123
Balfour Beatty PLC	735,759	3,095,659
Barclays PLC	17,955,595	33,367,383
British American Tobacco PLC (United Kingdom)	2,803,402	82,654,411
BT Group PLC	7,123,717	10,129,289
Centrica PLC	7,036,567	12,346,198
CK Hutchison Holdings Ltd.	3,361,000	17,358,964
DS Smith PLC	1,726,175	6,182,106
easyJet PLC	808,517	5,699,012
HSBC Holdings PLC (United Kingdom)	3,959,683	30,916,030
Imperial Brands PLC	1,133,496	27,209,717
Inchcape PLC	517,627	4,493,523
International Consolidated Airlines Group SA CDI (a)	3,120,058	5,853,970
ITV PLC	4,570,732	3,475,493
J Sainsbury PLC	2,226,361	7,623,605
Kingfisher PLC	2,365,736	6,577,521
Lloyds Banking Group PLC	84,345,764	45,214,037
NatWest Group PLC	6,901,272	19,476,346
Standard Chartered PLC (United Kingdom)	2,773,593	20,961,555
Taylor Wimpey PLC	4,458,572	8,373,816
Tesco PLC	5,635,550	20,421,091
Vodafone Group PLC	28,545,420	24,267,666
WPP PLC	1,345,192	13,008,670
TOTAL UNITED KINGDOM		446,911,185
United States of America - 6.4%
GSK PLC	4,259,366	84,240,625
Holcim AG	665,837	51,047,889
Roche Holding AG (participation certificate)	100,989	28,753,220
Sanofi SA	1,120,608	112,223,868
TOTAL UNITED STATES OF AMERICA		276,265,602
TOTAL COMMON STOCKS (Cost $3,755,905,174)		4,232,480,189

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $2,891,040)	2,900,000	2,891,100

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	23,085,322	23,089,939
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	742,198	742,272
TOTAL MONEY MARKET FUNDS (Cost $23,832,211)		23,832,211

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $3,782,628,425)	4,259,203,500
NET OTHER ASSETS (LIABILITIES) - 1.1%	48,837,958
NET ASSETS - 100.0%	4,308,041,458

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	677	Mar 2024	75,587,050	1,330,798	1,330,798

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,838,300 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,395,703.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,868,220	155,097,554	136,875,835	373,055	-	-	23,089,939	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	27,003,300	83,055,268	109,316,296	126,087	-	-	742,272	0.0%
Total	31,871,520	238,152,822	246,192,131	499,142	-	-	23,832,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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